Stock-based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average grant date fair value per share of options granted	$ 2.27	$ 4.40	$ 2.15	$ 4.10	$ 4.10	$ 24.30
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Stock-based compensation expense	$ 128,000	$ 385,000	$ 649,000	$ 1,243,000	$ 1,535,000	$ 1,846,000
Nonemployee share based compensation expense (income)	$ 1,000	$ 3,100	$ 3,200	$ 18,700	$ 16,800	$ 81,000
Shares reserved for issuance					500,000
Purchase of common stock	390,969		390,969		332,400	300,026
Shares of common stock available for future grants					167,400
Expiration period of Option					10 years
Description of stock option granted			Stock options granted by the Company to employees may have different vesting parameters, but generally vest within 48 months after the option grant date and expire within ten years of issuance.
Vesting period of option					48 months
Stock-based compensation expense tax benefit					$ 0
Unrecognized share based compensation expense on unvested stock option					$ 1,200,000
Unrecognized share based compensation expense on unvested stock option period of recognition					1 year 8 months 5 days